Business segment information (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Net Total Sales	$ 13,096	$ 9,992	$ 11,523
Net Total Sales, percent	100.00%	100.00%	100.00%
Total [Member]
Net Total Sales	$ 5,125	$ 6,984	$ 9,005
Net Total Sales, percent	38.00%	69.00%	78.00%
Scales | Customer A [Member]
Net Total Sales	$ 3,573	$ 3,715	$ 3,579
Net Total Sales, percent	27.00%	37.00%	31.00%
Scales | Customer C [Member]
Net Total Sales	$ 1,239	$ 1,225	$ 1,599
Net Total Sales, percent	9.00%	12.00%	14.00%
Scales | Customer D [Member]
Net Total Sales	$ 0	$ 21	$ 1,115
Net Total Sales, percent	0.00%	0.00%	10.00%
Scales & Pet Electronics Products | Customer B [Member]
Net Total Sales	$ 313	$ 1,027	$ 1,662
Net Total Sales, percent	2.00%	10.00%	14.00%
Rental and Management | Customer E [Member]
Net Total Sales	$ 0	$ 996	$ 1,050
Net Total Sales, percent	0.00%	10.00%	9.00%